Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2021
Components of cash and cash equivalents:
Schedule of cash and cash equivalents
	March 31,
	2020	2021
Cash on hand	1,742	472
Credit card collection in hand	23,864	76,193
Balances with bank	1,339,764	1,634,924
Total	1,365,370	1,711,589